Consolidated Statements Comprehensive Income (Loss) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss) for the year	BRL (9,572,036)	BRL (4,780,430)	BRL 604,423
Other comprehensive income (loss)
Foreign currency translation adjustments	172,597	384,677
Less reclassification of losses included in discontinued operations	(481,499)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Total	(308,902)	793,006
Unrealized gain	1,907,018	408,329
Portion of loss recognized in other comprehensive income for other-than-temporary losses on investment	(2,315,347)
Other Comprehensive Income Loss Available For Sale Securities Adjustment Before Tax Including Other Than Temporary Impairment Losses	(408,329)	408,329
Less amortization of prior service cost and actuarial gain (loss) included in net periodic pension cost	39,151	1,954	26,142
Less reclassification of actuarial gains included in discontinued operations	901,453
Pension and other postretirement benefits plans	1,062,268	(1,235,915)	262,623
Changes in effective portion of the fair value of hedging financial instrument	(802,063)	163,550	(206,998)
Less reclassification adjustment for losses included in net income (loss)	4,113	22,497	(4,114)
Fair value hedging financial instruments	(797,950)	186,047	(211,112)
Tax effect on other comprehensive income (loss):
Less reclassification of pension tax effects included in discontinued operations	(194,020)
Hedging financial instruments		(63,256)	71,778
Other comprehensive income, tax	(194,020)	243,333	(17,514)
Other comprehensive income (loss)	(10,218,969)	(4,793,959)	638,420
Less comprehensive income (loss) attributable to noncontrolling interest	(318,650)	124,726
Net comprehensive income (loss) attributable to controlling shareholders	(9,900,319)	(4,918,685)	638,420
Continuing Operations
Other comprehensive income (loss)
Net actuarial gain (loss)	BRL 121,664	(327,215)	236,481
Tax effect on other comprehensive income (loss):
Pensions from continuing operations		110,589	BRL (89,292)
Discontinued Operations
Other comprehensive income (loss)
Net actuarial gain (loss)		(910,654)
Tax effect on other comprehensive income (loss):
Pensions from continuing operations		BRL 196,000